Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Due from banks, non-interest-bearing	$ 205,000	$ 541,000
Due from banks, interest-bearing	33,708,000	14,014,000
Cash and cash equivalents	33,913,000	14,555,000
Investment in interest-earning time deposits	9,463,000	10,172,000
Investment securities available for sale	10,725,000	7,623,000
Loans held for sale	53,191,000	8,928,000
Loans receivable, net of allowance for loan losses (2020 $3,061; 2019 $2,231)	359,122,000	246,692,000
Accrued interest receivable	3,054,000	1,349,000
Investment in Federal Home Loan Bank stock, at cost	1,665,000	1,580,000
Bank-owned life insurance	4,054,000	3,974,000
Premises and equipment, net	2,341,000	2,226,000
Goodwill	515,000	515,000
Other intangible, net of accumulated amortization	271,000	319,000
Other real estate owned, net	286,000	1,824,000
Prepaid expenses and other assets	5,475,000	2,783,000
Total Assets	484,075,000	302,540,000
Liabilities
Non-interest bearing	54,202,000	15,775,000
Interest-bearing	300,643,000	211,683,000
Total deposits	354,845,000	227,458,000
Federal Home Loan Bank short-term borrowings	10,000,000	10,000,000
Federal Home Loan Bank long-term borrowings	28,193,000	26,271,000
Federal Reserve Bank long-term borrowings	48,134,000	0
Subordinated debt	7,899,000	7,865,000
Accrued interest payable	362,000	314,000
Advances from borrowers for taxes and insurance	2,486,000	2,780,000
Accrued expenses and other liabilities	3,428,000	1,945,000
Total Liabilities	455,347,000	276,633,000
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 1,986,528 and 1,984,857 outstanding at December 31, 2020 and 2019, respectively	28,000	28,000
Additional paid-in capital	15,282,000	14,990,000
Treasury stock, at cost: 790,722 and 792,393 shares at December 31, 2020 and 2019, respectively	(5,114,000)	(4,950,000)
Unallocated common stock held by: Employee Stock Ownership Plan (ESOP)	(51,000)	(118,000)
Accumulated other comprehensive income	118,000	20,000
Retained earnings	18,465,000	15,937,000
Total Stockholders’ Equity	28,728,000	25,907,000
Total Liabilities and Stockholders’ Equity	$ 484,075,000	$ 302,540,000